Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries
9.	SUBSIDIARIES

			Proportion of Ownership (%)
			December 31
Investor	Investee	Nature of Activities	2020	2021	Remark
ASLAN Pharmaceuticals Limited	ASLAN Pharmaceuticals Pte. Ltd.	Investment holding	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals (USA) Inc.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Australia Pty Ltd	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Hong Kong Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Hong Kong Limited	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Taiwan Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	Jaguahr Therapeutics Pte.Ltd. (“JAGUAHR”)	New drug research and development	55%	35%	a

a.

On October 15, 2019, the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The Company at inception owned a controlling stake 55% of the joint venture entity, which is called Jaguahr Therapeutics Pte. Ltd. The Company transferred the global rights to all of the assets related to AhR technology, into Jaguahr Therapeutics Pte. Ltd (“JAGUAHR”). Subject to the fulfilment of certain conditions, Bukwang agreed to invest $5.0 million in JAGUAHR in two tranches to fund the development of the assets, identify a lead development compound and file an Investigational New Drug (IND) application (JV Agreement). The first tranche of $2.5 million was received by JAGUAHR from Bukwang in October 2019.

On March 23, 2021, an Amendment to the JV Agreement was executed. Pursuant to the amended JV Agreement, the second tranche of $2.5 million became payable to JAGUAHR in exchange for 80,000 new shares upon approval by its joint steering committee of an amended research plan, timeline and budget, to complete the additional research required to nominate a candidate drug.

On April 28, 2021, the second tranche of $2.5 million was received from Bukwang. In consideration for such payment, 80,000 new shares were issued to Bukwang. Due to the second tranche, the Company’s shareholding was diluted to 35% from 55%, resulting in loss of control over the subsidiary. The Company has retained a significant influence over JAGUAHR, resulting in an equity accounted associate being recognised. A gain on dilution of subsidiary of $2,307,735 representing the reclassification of the capital reserve of $1,376,349, being the initial reserve set up upon formation of the subsidiary, non-controlling interest derecognised of $31,717 at the date of dilution and 35% of the fair value of net identifiable assets of JAGUAHR at the date of the dilution being recognised for the year ended December 31, 2021.

Until the IND application is filed, ASLAN Pharmaceuticals Pte. Ltd. retains the right to offer to purchase, and, upon valid exercise to buy back all or part of the equity held by Bukwang at a price equal to three times the amount invested by Bukwang upon receiving Bukwang’s acceptance notice. Given that JAGUAHR is at an early stage of product development and has yet to identify a candidate drug, the Company has assessed that the value of the right as $0.

Details of the subsidiary that have material non-controlling interests:

		Proportion of Ownership and Voting Rights Held by
		Non-controlling Interests
		December 31
Name of Subsidiary	Principal Place of Business	2020	2021
Jaguahr Therapeutics Pte. Ltd.	Singapore	45%	65%*

* On April 28, 2021 the Company’s shareholding was diluted from 55% to 35% resulting in a loss of control as further detailed above.

	Profit (Loss) Allocated to			Accumulated
	Non-controlling Interests			Non-controlling interests
	For the Year Ended December 31
	2019	2020	2021*	2019	2020	2021*
Name of Subsidiary
Jaguahr Therapeutics Pte. Ltd.	$(49,570)	(773,400)	(268,964)	$1,074,081	300,681	—

The summarised Jaguahr Therapeutics Pte. Ltd. financial information below represents amounts before intragroup eliminations.

	December 31	December 31
	2020	2021*
Current asset**	$807,560	$1,384,013
Non-current assets	—	—
Current liabilities	(139,378)	(113,674)
Non-current liabilities	—	—
Equity	$668,182	$1,270,339

Equity attributable to:
Stockholders of the Company	$367,501	$1,270,339
Non-controlling interests	300,681	—
	$668,182	$1,270,339

	For the Year Ended December 31
	2019	2020	2021*
Revenue	$—	$—	$—

Loss for the year	$(113,923)	$(1,718,666)	$(1,897,844)
Other comprehensive loss for the year	—	—	—
Total comprehensive loss for the year	$(113,923)	$(1,718,666)	$(1,897,844)
Loss attributable to:
Stockholders of the Company	$(64,353)	$(945,266)	$(1,628,880)
Non-controlling interests	$(49,570)	$(773,400)	$(268,964)
	$(113,923)	$(1,718,666)	$(1,897,844)
Total comprehensive loss attributable to:
Stockholders of the Company	$(64,353)	$(945,266)	$(1,628,880)
Non-controlling interests	$(49,570)	$(773,400)	$(268,964)
	$(113,923)	$(1,718,666)	$(1,897,844)
Net cash (outflow)/inflow from:
Operating activities	$(1,355,768)	$(1,655,443)	$(1,923,547)
Investing activities	—	—	—
Financing activities	2,500,771	—	2,500,000
Net cash (outflow)/inflow	$1,145,003	$(1,655,443)	$576,453

* On April 28, 2021 the Company’s shareholding was diluted from 55% to 35% resulting in a loss of control as further detailed above.

**The current asset represents cash and cash equivalents in its entirety.